Advances from Customers (Details)		1 Months Ended	12 Months Ended
	Mar. 05, 2018	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 20, 2019 USD ($)	Jun. 20, 2019 CNY (¥)
Advances from Customers (Details) [Line Items]
No of sales agents	2
Advance			$ 20,953			$ 1,318,897	¥ 9,056,604
Recognized revenue			$ 1,290,142	¥ 9,056,604	$ 1,318,897
Anhui and Fujian province [Member]
Advances from Customers (Details) [Line Items]
Advance		$ 69,500
No of purchase orders		33